Obligations under Guarantees and Other Off-balance Sheet Instruments (Contractual or Notional Amounts of Guarantees with Amount by Expiration Period) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2018	Mar. 31, 2017
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		¥ 57,341	¥ 60,558
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		26,508	27,689
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		20,527	23,148
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		10,306	9,721
Standby Letters of Credit and Financial Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		4,311	3,775
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		3,115	2,494
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		850	926
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		346	355
Performance Guarantees [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		3,051	2,968
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		2,144	2,037
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		801	836
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		106	95
Derivative Instruments [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total	[1]	40,513	44,249
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less	[1]	15,230	16,590
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years	[1]	18,314	20,717
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years	[1]	6,969	6,942
Liabilities of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		9,444	9,561
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		6,017	6,568
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		558	668
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		2,869	2,325
Others [Member]
Guarantor Obligations [Line Items]
Maximum potential / Contractual or Notional amount, Total		22	5
Maximum potential / Contractual or Notional amount, Expiring in 1 year or less		2
Maximum potential / Contractual or Notional amount, Expiring in 1-5 years		4	1
Maximum potential / Contractual or Notional amount, Expiring in Over 5 years		¥ 16	¥ 4

[1]	Credit derivatives sold by the MUFG Group are excluded from this presentation.